27 Benefits offered to team members (Details Narrative) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares R$ / shares	Dec. 31, 2020 BRL (R$) Number R$ / shares	Dec. 31, 2019 BRL (R$) Number	Mar. 19, 2020 shares	Mar. 13, 2019 shares	Mar. 28, 2018 shares
Disclosure of defined benefit plans [line items]
Fair value, net of taxes		R$ 11,629	R$ 13,573
Contributions made by sponsors		46,689	50,888
Employee contributions participants		R$ 74,980	R$ 74,814
Active participants | Number		5,834	5,764
American depository receipts [member] | US
Disclosure of defined benefit plans [line items]
Issued per share | $ / shares	$ 9.01
Braskem america [member]
Disclosure of defined benefit plans [line items]
Preferred shares (in dollars per shares) | R$ / shares	$ 16.27	R$ 16.27
Contributions made by the participants		R$ 151	R$ 157
Employee no contributions		R$ 170	R$ 171
Active participants | Number		37	38
Braskem Alemanha ("Germany") [member]
Disclosure of defined benefit plans [line items]
Contributions made by the participants		R$ 158	R$ 158
Braskem Holanda ("Netherlands") [member]
Disclosure of defined benefit plans [line items]
Contributions made by the participants		8	8
Subsidiary Braskem Idesa [member]
Disclosure of defined benefit plans [line items]
Employee no contributions		R$ 3,037	R$ 2,056
Active participants | Number		833	823
Long-Term Incentive Plan 2018 Program [member]
Disclosure of defined benefit plans [line items]
Number of share issued | shares						728,000
Long-Term Incentive Plan 2019 Program [member]
Disclosure of defined benefit plans [line items]
Number of share issued | shares					582,000
Long-Term Incentive Plan 2020 Program [member]
Disclosure of defined benefit plans [line items]
Number of share issued | shares				1,820,000